Debt Narrative - Senior Secured Notes and Revolving Credit Facility - Food Packaging (Details) (Food Packaging Segment [Member], USD $)	6 Months Ended	12 Months Ended			0 Months Ended										6 Months Ended	12 Months Ended
	Jun. 30, 2012 Secured Debt [Member] Viskase Notes Indenture [Member]	Dec. 31, 2011 Secured Debt [Member] Viskase Notes Indenture [Member]	May 31, 2010 Secured Debt [Member] Viskase Notes Indenture [Member]	Dec. 31, 2009 Secured Debt [Member] Viskase Senior Secured Notes due 2018 [Member]	Nov. 30, 2007 Secured Debt [Member] Revolving Credit Facility [Member]	Jun. 30, 2012 Secured Debt [Member] Revolving Credit Facility [Member]	Dec. 31, 2011 Secured Debt [Member] Revolving Credit Facility [Member]	Dec. 31, 2010 Secured Debt [Member] Revolving Credit Facility [Member]	Jun. 30, 2012 Secured Debt [Member] Letter of Credit [Member]	Dec. 31, 2011 Secured Debt [Member] Letter of Credit [Member]	Dec. 31, 2010 Secured Debt [Member] Letter of Credit [Member]	Jun. 30, 2012 Unsecured Debt [Member] Line of Credit [Member]	Dec. 31, 2011 Unsecured Debt [Member] Line of Credit [Member]	Dec. 31, 2010 Unsecured Debt [Member] Line of Credit [Member]	Jun. 30, 2012 Debt repurchase date range, Prior to January 15, 2014 [Member] Secured Debt [Member] Viskase Notes Indenture [Member]	Dec. 31, 2011 Debt repurchase date range, Prior to January 15, 2014 [Member] Secured Debt [Member] Viskase Notes Indenture [Member]	Nov. 30, 2007 Maximum [Member] Secured Debt [Member] Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Aggregate principal amount issued, long-term debt			$ 40,000,000	$ 175,000,000
Interest rate, long-term debt			9.875%	9.875%
Redemption percentage of aggregate principal amount authorized to be redeemed at higher percenatge of principal amount	35.00%	35.00%
Redemtion percentage of principal amount															109.875%	109.875%
Percentage of aggregate principal amount required to remain outstanding if debt redeemed at higher percenatge of principal amount	65.00%	65.00%
Line of credit facility					25,000,000							8,000,000	8,000,000
Percentage spread on debt						2.00%	2.00%										2.50%
Debt Instrument, Interest Rate Floor					3.00%
Revolving credit facility unused line fee					0.375%
Line of credit facility, outstanding borowings						0	0	0				0	0	0
Letters of Credit Outstanding, Amount									$ 1,000,000	$ 1,000,000	$ 2,000,000